Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity International Credit Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Credit Central Fund
Class Name	Fidelity® International Credit Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Credit Central Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Credit Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 103,840,375
Holdings Count | shares	283
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$103,840,375
Number of Holdings	283
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.6 AAA 10.0 AA 0.2 A 16.1 BBB 31.7 BB 5.2 B 1.8 CCC,CC,C 0.1 Not Rated 9.7 Short-Term Investments and Net Other Assets (Liabilities) 6.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.6 AAA - 10.0 AA - 0.2 A - 16.1 BBB - 31.7 BB - 5.2 B - 1.8 CCC,CC,C - 0.1 Not Rated - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 6.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 60.5 U.S. Treasury Obligations 18.6 Foreign Government and Government Agency Obligations 9.4 Preferred Securities 4.9 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 60.5 U.S. Treasury Obligations - 18.6 Foreign Government and Government Agency Obligations - 9.4 Preferred Securities - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.6 United States 31.3 United Kingdom 18.9 Germany 10.8 France 5.9 Canada 5.0 Switzerland 4.6 Multi-national 4.1 Japan 3.2 Luxembourg 2.6 Others 13.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 31.3 United Kingdom - 18.9 Germany - 10.8 France - 5.9 Canada - 5.0 Switzerland - 4.6 Multi-national - 4.1 Japan - 3.2 Luxembourg - 2.6 Others - 13.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.7 US Treasury Bonds 4.9 European Union 3.2 KfW 3.0 Canadian Government 2.9 Japan Government 2.2 Credit Suisse Group AG 2.2 BNP Paribas SA 1.8 HSBC Holdings PLC 1.7 UBS Group AG 1.6 37.2